Changes in equity and earnings per share	6 Months Ended
Jun. 30, 2026
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Changes in equity and earnings per share
16.	Changes in equity and earnings per share
STATEMENT OF CAPITAL
The tables below summarize the changes in issued capital and treasury shares during the six-month period ended 30 June 2026:

Issued capital	Million shares	Million US dollar

At the end of the previous year	2 019	1 736
Changes during the period	-	-
At the end of the current period	2 019	1 736

Of which:
Ordinary shares	1 797
Restricted shares	222

	Treasury shares		Result on the use of treasury shares
Treasury shares	Million shares	Million US dollar	Million US dollar
At the end of the previous year	68.5	(5 083)	(6 316)
Changes during the period	(20.8)	1 567	(1 439)
At the end of the current period	47.7	(3 516)	(7 755)
As of 30 June 2026, the share capital of AB InBev amounts to 1 238 608 344.12 euro (1 736 million US dollar). It is represented by 2 019 241 973 shares without nominal value, of which 47 676 768 are held in treasury by AB InBev and its subsidiaries. All shares are ordinary shares, except for 222 037 958 restricted shares. As of 30 June 2026, the total of authorized, unissued capital amounts to 37m euro.
The treasury shares held by the company are reported in equity in Treasury shares.
The holders of ordinary and restricted shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the company. In respect of the company’s shares that are held by AB InBev and its subsidiaries, the economic and voting rights are suspended.
The restricted shares are unlisted, not admitted to trading on any stock exchange, and are subject to, among other things, restrictions on transfer until converted into new ordinary shares. As from 11 October 2021 (fifth anniversary of completion of the SAB combination), the restricted shares are convertible at the election of the holder into new ordinary shares on a one-for-one basis and they rank equally with the ordinary shares with respect to dividends and voting rights. As of 30 June 2026, from the 326 million restricted shares issued at the time of the SAB combination, 104 million restricted shares were converted into new ordinary shares.
The shareholders’ structure is based on the notifications made to the company pursuant to the Belgian Law of 2 May 2007, which governs the disclosure of significant shareholdings in listed companies. It is included in the
Corporate Governance
section of AB InBev’s annual report.
CHANGES IN OWNERSHIP INTERESTS
In accordance with IFRS 10
Consolidated Financial Statements
, the acquisition or disposal of additional shares in a subsidiary is accounted for as an equity transaction with owners.

On 30 January 2026 the company reacquired 49.9% minority stake in the company’s US-based metal container plants from a consortium
of institutional investors led and/or advised by affiliates of Apollo Global Management Inc. (collectively “Apollo”) for 2.9 billion US dollar.
In the six-month period ended 30 June 2026, Ambev performed a share buyback for an amount of 511m US dollar. The purchases did not impact
A
B InBev’s profit.
TREASURY SHARES
On 29 October 2025, the Board of Directors approved a share buyback program for an amount of 6 billion US dollar. As of 30 June 2026, AB
InBev
bought back 23 999 230 shares for a total amount of 1 701m US dollar corresponding to 1.19% of the total shares outstanding.
As of 30 June 2026, the group owned 47 676 768 own shares of which 47 038 407 were held directly by AB InBev. The par value of the share is 0.61 euro. The treasury shares that the company still owned at the end of 30 June 2026 represented 35 687 517 US dollar (29 082 828 euro) of the subscribed capital.
BORROWED SHARES
In order to fulfill AB InBev’s commitments under various outstanding share-based compensation plans, the company had stock lending arrangements in place for 26.7 million shares by 31 December 2025.
As of 30 June 2026, the company has fully settled all stock lending arrangements, with all previously borrowed shares returned. Dividend equivalents, net of applicable taxes, attributable to the borrowed shares were recognized in equity as dividend.
DIVIDENDS
On 29 October 2025, an interim dividend of 0.15 euro per share or approximately 296m euro was approved by the Board of Directors. This interim dividend was paid out as of 20 November 2025.
On 29 April 2026
, in addition to the interim dividend, a final dividend of 1.00 euro per share or 1 972m euro was approved at the shareholders’ meeting, reflecting a total dividend payment for the 2025 fiscal year of 1.15 euro per share or 2 268m euro. The final dividend was paid out as of
11 May 2026
.
On 30 April 2025, a dividend of 1.00 euro per share or 1 986m euro was approved at the shareholders’ meeting. The dividend was paid out as of 8 May 2025.
TRANSLATION RESERVES
The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements of foreign operations. The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment.
HEDGING RESERVES
The hedging reserves comprise the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent that the hedged risk has not yet impacted profit or loss.
TRANSFERS FROM SUBSIDIARIES
The amount of dividends payable to AB InBev by its operating subsidiaries is subject to, among other restrictions, general limitations imposed by the corporate laws, capital transfer restrictions and exchange control restrictions of the respective jurisdictions where those subsidiaries are organized and operate. Capital transfer restrictions are also common in certain emerging market countries and may affect AB InBev’s flexibility in implementing a capital structure it believes to be efficient. As of 30 June 2026, the restrictions above mentioned were not deemed significant on the company’s ability to access or use the assets or settle the liabilities of its operating subsidiaries.
Dividends paid to AB InBev by certain of its subsidiaries are also subject to withholding taxes. Withholding taxes, if applicable, generally do not exceed 15%.

OTHER COMPREHENSIVE INCOME RESERVES
The changes in the other comprehensive income reserves are as follows:

			Post-
	Translation	Hedging	employment	Total OCI
Million US dollar	Reserves	reserves	benefits	Reserves

As of 1 January 2026	(32 076)	390	(954)	(32 641)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	2 857	-	-	2 857
Cash flow hedges	-	61	-	61
Other comprehensive income/(loss)	2 857	61	-	2 918
As of 30 June 2026	(29 219)	451	(954)	(29 722)
The translation reserves were mainly impacted the effect of the appreciation of the closing rates of the Colombian peso, Mexican peso and Brazilian real and the depreciation of the closing rate of the Euro, which resulted in a net foreign exchange translation adjustment of 2 857m US dollar as of 30 June 2026 (increase of equity).

			Post-
	Translation	Hedging	employment	Total OCI
Million US dollar	Reserves	reserves	benefits	Reserves

As of 1 January 2025	(38 670)	490	(1 020)	(39 201)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	2 694	-	-	2 694
Cash flow hedges	-	(255)	-	(255)
Other comprehensive income/(loss)	2 694	(255)	-	2 439
As of 30 June 2025	(35 976)	235	(1 020)	(36 762)
EARNINGS PER SHARE
The calculation of basic earnings per share (“Basic EPS”) for the six-month period ended 30 June 2026 is based
on the profit attributable to
equity
holders
of AB InBev of 6 314m US dollar (30 June 2025: 3 824m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including stock lending) per end of the period, calculated as follows:

Million shares	2026	2025

Issued ordinary and restricted shares as of 1 January, net of treasury shares	1 951	1 975
Effect of stock lending	20	27
Effect of delivery of treasury shares and share buyback programs	5	(13)
Weighted average number of ordinary and restricted shares as of 30 June	1 976	1 989
The calculation of diluted earnings per share (“Diluted EPS”) for the six-month period ended 30 June 2026 is based on the profit attributable to equity holders of AB InBev of 6 314m US dollar (30 June 2025: 3 824m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including stock lending) at the end of the period, calculated as follows:

Million shares	2026	2025

Weighted average number of ordinary and restricted shares as of 30 June	1 976	1 989
Effect of share options, PSUs and restricted stock units	33	37
Weighted average number of ordinary and restricted shares (diluted) as of 30 June	2 009	2 026

The calculation of Underlying earnings per share (“Underlying EPS”) is based on the profit before exceptional items and hyperinflation impacts attributable to equity holders of AB InBev. Underlying EPS is a non-IFRS measure. A reconciliation of the profit attributable to equity holders of AB InBev to the profit before exceptional items, attributable to equity holders of AB InBev and underlying profit is calculated as follows:

For the six-month period ended 30 June
Million US dollar	2026	2025

Profit attributable to equity holders of AB InBev	6 314	3 824
Net impact of exceptional items on profit (refer to Note 7)	(2 034)	(305)
Profit, attributable to equity holders of AB InBev, before exceptional items	4 280	3 519
Hyperinflation impacts	35	37
Underlying profit	4 314	3 556
The table below sets out the EPS calculation:

For the six-month period ended 30 June
Million US dollar	2026	2025

Profit attributable to equity holders of AB InBev	6 314	3 824
Weighted average number of ordinary and restricted shares	1 976	1 989
Basic EPS	3.20	1.92

Profit attributable to equity holders of AB InBev	6 314	3 824
Weighted average number of ordinary and restricted shares (diluted)	2 009	2 026
Diluted EPS	3.14	1.89

Underlying profit	4 314	3 556
Weighted average number of ordinary and restricted shares	1 976	1 989
Underlying EPS	2.18	1.79
The average market value of the company’s shares for purposes of calculating the dilutive effect of share options and restricted stock units was based on quoted market prices for the period that the options and restricted stock units were outstanding. For the calculation of Diluted EPS, 17m share options were anti-dilutive and not included in the calculation of the dilutive effect
per 30 June 2026 (30 June 2025: 25m share
options).